FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of Fair Value of Financial Instruments

	Level in	December 31, 2020		December 31, 2019
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	1	$18,196	$18,196	$2,877	$2,877
Restricted cash	1	422	422	136	136
Cash and investment in severance benefit accounts	1	3,567	3,567	3,296	3,296

Liabilities:
Line of credit	2	—	—	32,822	32,822
Subordinated term loan	2	34,756	24,327	31,762	31,917
Subordinated convertible debt	2	—	—	33,057	32,901
Subordinated debt	2	10,065	6,624	—	—
Senior term loan (a)	2	36,834	37,948	—	—
Long-term debt	2	2,087	2,087	—	—
Warrants (b)	3	7,632	7,632	787	787

Airspan [Member]
Schedule of Fair Value of Financial Instruments

	Level in	June 30, 2021		December 31, 2020
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	1	12,208	12,208	18,196	18,196
Restricted cash	1	187	187	422	422
Cash and investment in severance benefit accounts	1	3,516	3,516	3,567	3,567

Liabilities:
Subordinated term loan	2	36,325		34,756	24,327
Subordinated debt	2	10,316		10,065	6,624
Senior term loan	2	38,895		36,834	37,948
Long-term debt	2	-	-	2,087	2,087
Warrants(a)	3	12,291	12,291	7,632	7,632